Debt	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Debt
DEBT

NOTE 14 - DEBT

The five-year payment schedule of our term debt and the Convertible Notes is as follows (in thousands):

	Payments due by period
	(in thousands)
	Total	2015	2016	2017	2018	2019	Thereafter
Short term debt	$59,123	$59,123	$—	$—	$—	$—	$—
Convertible notes	33,991	—	—	—	—	33,991	—

	$93,114	$59,123	$—	$—	$—	$33,991	$—

Convertible Notes

The Convertible Notes were issued with different interest rates and conversion features for Hudson’s management stockholders and Fireman, respectively. Interest on the Convertible Notes is paid in a combination of cash and additional PIK Notes. Convertible notes in an aggregate principal amount of approximately $22,885,000 (face amount) were issued to Hudson’s management stockholders, are structurally and contractually subordinated to our senior debt and mature on March 31, 2019. All of the notes are expressly junior and subordinated in right of payment to all amounts due and owing upon any indebtedness outstanding under the revolving credit facility and the term loan facility (as discussed below).

The management notes accrue interest quarterly on the outstanding principal amount (i) from September 30, 2013 until the earlier to occur of the date of conversion of the notes or November 30, 2014 at a rate of 10 percent per annum, which is payable 7.68 percent in cash and 2.32 percent in PIK Notes, (ii) from December 1, 2014 until the earlier to occur of the date of conversion of the notes or September 30, 2016 at a rate of 10 percent per annum payable in cash, and (iii) from October 1, 2016 until the earlier to occur of the date of conversion of the notes or the date such principal amount is paid in full at a rate of 10.928 percent per annum payable in cash. Payment of interest at the cash pay rate under clause (ii) or (iii), as applicable, for any payment date will be subject to satisfaction of certain financial conditions for us. As of December 1, 2014, we did not meet such financial conditions, and therefore, the interest continues to accrue quarterly at a rate of 10 percent per annum, which is payable 7.68 percent in cash and 2.32 percent in PIK notes. In addition, because we are prohibited from making any payments under the Convertible Notes, as of January 1, 2015, we began to accrue an additional two percent interest under the default rate in cash. The management notes become convertible by each of the holders beginning on September 30, 2015 until maturity on March 31, 2019 into shares of our common stock, cash, or a combination of cash and common stock, with the settlement choice at our election.

The approximately $9,560,000 (face amount) in aggregate principal amount of the Convertible Notes issued to Fireman are structurally and contractually subordinated to our senior debt and mature on March 31, 2019. The Fireman note accrues interest quarterly on the outstanding principal amount (i) from September 30, 2013 until the earlier to occur of the date of conversion of the notes or November 30, 2014 at a rate of 6.5 percent per annum, which is payable 3 percent in cash and 3.5 percent in PIK Notes, (ii) from December 1, 2014 until the earlier to occur of the date of conversion of the notes or September 30, 2016 at a rate of 6.5 percent per annum payable in cash, and (iii) from October 1, 2016 until the earlier to occur of the date of conversion of the notes or the date such principal amount is paid in full at a rate of 7 percent per annum payable in cash. Payment of interest at the cash pay rate under clause (ii) or (iii), as applicable, for any payment date will be subject to satisfaction of certain financial conditions for us. As of December 1, 2014, we did not meet such financial conditions, and therefore, the interest continues to accrue quarterly at a rate of 6.5 percent per annum, which is payable 3 percent in cash and 3.5 percent in PIK notes. In addition, because we are prohibited from making any payments under the Convertible Notes, as of January 1, 2015, we began to accrue an additional two and a half percent interest under the default rate in cash. The Fireman note becomes convertible by the holder on October 14, 2014 until maturity on March 31, 2019 into shares of common stock, cash, or a combination of cash and common stock, with the settlement choice at our election.

Each of the notes is convertible, in whole but not in part, at a conversion price of $1.78 per share, subject to certain adjustments, into approximately 18,200,000 shares of our common stock. The Fireman note may be converted at its sole election and the management notes may be converted at either a majority of the holders’ election or individually, depending on the holder. If the we elect to pay cash with respect to a conversion of the notes, the amount of cash to be paid per share will be equal to (a) the number of shares of common stock issuable upon such conversion multiplied by (b) the average of the closing prices for the common stock over the 20 trading day period immediately preceding the notice of conversion. We will have the right to prepay all or any portion of the principal amount of the notes at any time by paying 103 percent of the principal amount of the portion of any management note subject to prepayment or 100 percent of the principal amount of the portion of the Fireman note subject to prepayment.

The holders of the Convertible Notes also have demand and piggyback registration rights associated with their notes in a separate agreement pursuant to which they have the right to require us to prepare and file a registration statement on Form S-1 or S-3 or any similar form or successor to such forms under the Securities Act, or any other appropriate form under the Securities Act or the Exchange Act, for the resale of all or part of their shares that may be issued under the Convertible Notes.

Embedded Conversion Derivative

FASB ASC Topic 470, Accounting for Convertible Debt Instruments That May be Settled in Cash upon Conversion (Including Partial Cash Settlement) (“ASC 470”) requires the issuer of convertible debt that may be settled in shares or cash upon conversion at their option, such as our Convertible Notes, to account for their liability and equity components separately by bifurcating the embedded conversion derivative, or the derivative, from the host debt instrument. Although ASC 470 has no impact on our actual past or future cash flows, it requires us to record non-cash interest expense as the debt discount is amortized.

As a result of the issuance of the Convertible Notes in September 2013, the total potential shares of common stock that could be issued exceeded the amount of shares we were eligible to issue under NASDAQ rules as of that date. Therefore, we were required to value the derivative and recognize the fair value as a long-term liability. The fair value of this derivative at the time of issuance of the Convertible Notes was $5,496,000 and was recorded as the original debt discount for the purposes of accounting for the debt component of the Convertible Notes. This debt discount on the Fireman and management notes are being amortized as interest expense using an effective interest rate of 8.32 percent and 4.31 percent, respectively, over the remaining 5.5 year term of the Convertible Notes.

On May 8, 2014, we obtained stockholder approval for our ability to issue the common stock underlying the Convertible Notes in compliance with NASDAQ rules. The derivative liability has been reassessed and it was determined that it should be reclassified to stockholders’ equity as of May 8, 2014. We determined the fair value of the derivative using a binomial lattice model at that date. The key assumptions for determining the fair value at May 8, 2014 included the remaining time to maturity of approximately four years and ten months, volatility of 60 percent, and the risk-free interest rate of 1.63 percent. The fair value of the embedded conversion derivative was $5,700,000 and $3,430,000 at November 30, 2013 and May 8, 2014, respectively. The decrease in the fair value of the embedded conversion derivative from November 30, 2013 to May 8, 2014 resulted in a gain of $2,268,000, which has been recorded as other income. The primary reason for the decrease in fair value was due to the change in our stock price as compared to the conversion price.

The following table (in thousands) is a summary of the recorded value of the convertible note as of August 31, 2015. The value of the convertible note reflects the present value of the contractual cash flows from the Convertible Notes and resulted in an original issue discount of $10,490,000 including the additional original discount attributed to the embedded conversion derivative of $5,496,000, that were recorded on September 30, 2013, the issuance date.

Balance
August 31, 2015
Convertible notes - Face value	$32,445
Less: Original issue discount	(4,994)
Less: Debt discount related to the embedded derivative liability	(5,496)

Convertible notes recorded value on issue date	21,955
Add: PIK notes issued	1,546
Accretion of debt discounts	3,261

Convertible notes value	26,762

The following table (in thousands) is a summary of our total interest expense as follows:

	Three months ended		Nine months ended
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
Contractual coupon interest	$1,243	$868	$3,280	$2,580
Amortization of discount and deferred financing costs	457	411	1,357	1,216

Total interest expense	$1,700	$1,279	$4,637	$3,796

Promissory Notes

In connection with the acquisition of Hudson, we issued approximately $1,235,000 in aggregate principal amount of promissory notes bearing no interest that were paid on April 1, 2014 to certain option holders of Hudson.

Revolving Credit Agreement

The Revolving Credit Agreement with CIT provided us with a revolving credit facility up to $50,000,000 comprised of a revolving A-1 commitment of up to $1,000,000 and a revolving A commitment of up to $50,000,000 minus the revolving A-1 commitment. Our actual maximum credit availability under the revolving facility varied from time to time and was determined by calculating a borrowing base, which was based on the value of the eligible accounts receivable and eligible inventory minus reserves imposed by CIT. The revolving facility also provided for swingline loans, up to $5,000,000 sublimit, and letters of credit, up to $1,000,000 sublimit. Proceeds from advances under the revolving facility could be used for working capital needs and general corporate purposes and were initially used to pay a portion of the consideration for the acquisition of Hudson and fees and expenses associated with the acquisition of Hudson. As of August 31, 2015, $19,587,000 was outstanding under our revolving credit facility and cash availability of approximately $11,000,000.

The revolving facility was guaranteed by us and all of our subsidiaries, and secured by liens on substantially all assets owned by us, including a first- priority lien on certain property, including principally trade accounts, inventory, certain related assets and proceeds of the foregoing, subject to permitted liens and exceptions, and a second-priority lien on all other assets, including intellectual property owned by us, which secured the term loan facility on a first-priority basis.

All unpaid loans under the revolving credit facility were to mature on September 30, 2018.

As of August 31, 2015, we were not in compliance with certain covenants under the Revolving Credit Agreement as a result of an event of default under the Term Loan Credit Agreement.

In connection with the Asset Sale, a portion of our indebtedness under the Revolving Credit Agreement was repaid, and on September 11, 2015, we entered into the A&R Revolving Credit Agreement. Among other things, the A&R Revolving Credit Agreement (i) amended and restated the Revolving Credit Agreement as it had been amended from time to time and (ii) waived the “Existing Defaults” and “Forbearance Defaults” (each as defined under the CIT Forbearance Agreement) and certain other defaults. See “Note 2- Subsequent Events” for a discussion of forbearance agreements and A&R Revolving Credit Agreement.

Term Loan Credit Agreement

The Term Loan Credit Agreement with Garrison provided for term loans of up to $60,000,000 and was fully funded to us as of September 30, 2013.

Amounts outstanding under the Term Loan Credit Agreement were guaranteed by us and all of our subsidiaries and were secured by liens on substantially all assets owned by us, including a first-priority lien on intellectual property owned by us and a second-priority lien on the revolving credit priority collateral. The term loan was to mature on September 30, 2018. As of August 31, 2015, we were not in compliance with certain financial and maintenance covenants under the term loan credit agreement.

A portion of the proceeds from the Asset Sale were used to repay all of our indebtedness outstanding under the Term Loan Credit Agreement. For a discussion of the forbearance agreements and the repayment of the Term Loan Credit Agreement in connection with the Asset Sale, see “Note 2 - Subsequent Events.”

10. Debt

        The five-year payment schedule of our term debt and convertible notes is as follows (in thousands):

	Payments due by period
	Total	2015	2016	2017	2018	2019	Thereafter
	(in thousands)
Short term debt	$59,003	$59,003	$—	$—	$—	$—	$—
Convertible notes	33,320	—	—	—	—	33,320	—

	$92,323	$59,003	$—	$—	$—	$33,320	$—

Convertible Notes

        The convertible notes were issued with different interest rates and conversion features for Hudson's management stockholders and Fireman, respectively. Interest on the convertible notes is paid in a combination of cash and additional paid in kind notes, or PIK notes. Convertible notes in an aggregate principal amount of approximately $22,885,000 (face amount) were issued to Hudson's management stockholders, are structurally and contractually subordinated to our senior debt and mature on March 31, 2019. All of the notes are expressly junior and subordinated in right of payment to all amounts due and owing upon any indebtedness outstanding under the Revolving Credit Agreement and the Term Loan Credit Agreement (as discussed below).

        The management notes accrue interest quarterly on the outstanding principal amount (i) from September 30, 2013 until the earlier to occur of the date of conversion of the notes or November 30, 2014 at a rate of 10 percent per annum, which is payable 7.68 percent in cash and 2.32 percent in PIK Notes, (ii) from December 1, 2014 until the earlier to occur of the date of conversion of the notes or September 30, 2016 at a rate of 10 percent per annum payable in cash, and (iii) from October 1, 2016 until the earlier to occur of the date of conversion of the notes or the date such principal amount is paid in full at a rate of 10.928 percent per annum payable in cash. Payment of interest at the cash pay rate under clause (ii) or (iii), as applicable, for any payment date will be subject to satisfaction of certain financial conditions for us. As of December 1, 2014, we did not meet such financial conditions, and therefore, the interest continues to accrue quarterly at a rate of 10 percent per annum, which is payable 7.68 percent in cash and 2.32 percent in PIK notes. In addition, because we are prohibited from making any payments under the subordinated convertible notes, as of January 1, 2015, we began to accrue an additional two percent interest under the default rate in cash. The management notes become convertible by each of the holders beginning on September 30, 2015 until maturity on March 31, 2019 into shares of our common stock, cash, or a combination of cash and common stock, with the settlement choice at our election.

        The approximately $9,560,000 (face amount) in aggregate principal amount of convertible notes issued to Fireman are structurally and contractually subordinated to our senior debt and mature on March 31, 2019. The Fireman note accrues interest quarterly on the outstanding principal amount (i) from September 30, 2013 until the earlier to occur of the date of conversion of the notes or November 30, 2014 at a rate of 6.5 percent per annum, which is payable 3 percent in cash and 3.5 percent in PIK Notes, (ii) from December 1, 2014 until the earlier to occur of the date of conversion of the notes or September 30, 2016 at a rate of 6.5 percent per annum payable in cash, and (iii) from October 1, 2016 until the earlier to occur of the date of conversion of the notes or the date such principal amount is paid in full at a rate of 7 percent per annum payable in cash. Payment of interest at the cash pay rate under clause (ii) or (iii), as applicable, for any payment date will be subject to satisfaction of certain financial conditions for us. As of December 1, 2014, we did not meet such financial conditions, and therefore, the interest continues to accrue quarterly at a rate of 6.5 percent per annum, which is payable 3 percent in cash and 3.5 percent in PIK notes. In addition, because we are prohibited from making any payments under the subordinated convertible notes, as of January 1, 2015, we began to accrue an additional two and a half percent interest under the default rate in cash. The Fireman note becomes convertible by the holder on October 14, 2014 until maturity on March 31, 2019 into shares of common stock, cash, or a combination of cash and common stock, with the settlement choice at our election.

        Each of the notes are convertible, in whole but not in part, at a conversion price of $1.78 per share, subject to certain adjustments, into approximately 18,200,000 shares of our common stock. The Fireman note may be converted at its sole election and the management notes may be converted at either a majority of the holders' election or individually, depending on the holder. If the we elect to pay cash with respect to a conversion of the notes, the amount of cash to be paid per share will be equal to (a) the number of shares of common stock issuable upon such conversion multiplied by (b) the average of the closing prices for the common stock over the 20 trading day period immediately preceding the notice of conversion. We will have the right to prepay all or any portion of the principal amount of the notes at any time by paying 103 percent of the principal amount of the portion of any management note subject to prepayment or 100 percent of the principal amount of the portion of the Fireman note subject to prepayment.

        The holders of the convertible notes also have demand and piggyback registration rights associated with their notes in a separate agreement pursuant to which they have the right to require us to prepare and file a registration statement on Form S-1 or S-3 or any similar form or successor to such forms under the Securities Act, or any other appropriate form under the Securities Act or the Exchange Act, for the resale of all or part of their shares that may be issued under the convertible notes.

Embedded Conversion Derivative

        FASB Accounting Standards Codification (ASC) Topic 470 (ASC 470), Accounting for Convertible Debt Instruments That May be Settled in Cash upon Conversion (Including Partial Cash Settlement) requires the issuer of convertible debt that may be settled in shares or cash upon conversion at their option, such as our convertible notes, to account for their liability and equity components separately by bifurcating the embedded conversion derivative, or the derivative, from the host debt instrument. Although ASC 470 has no impact on our actual past or future cash flows, it requires us to record non-cash interest expense as the debt discount is amortized.

        As a result of the issuance of convertible notes in September 2013, the total potential shares of common stock that could be issued exceeded the amount of shares we were eligible to issue under NASDAQ rules as of that date. Therefore, we were required to value the derivative and recognize the fair value as a long-term liability. The fair value of this derivative at the time of issuance of the convertible notes was $5,496,000 and was recorded as the original debt discount for the purposes of accounting for the debt component of the convertible notes. This debt discount on the Fireman and management notes are being amortized as interest expense using an effective interest rate of 8.32 percent and 4.31 percent, respectively, over the remaining 5.5 year term of the convertible notes.

        On May 8, 2014, we obtained stockholder approval for our ability to issue the common stock underlying the convertible notes in compliance with NASDAQ rules. The derivative liability has been reassessed and it was determined that it should be reclassified to stockholders' equity as of May 8, 2014. We determined the fair value of the derivative using a binomial lattice model at that date. The key assumptions for determining the fair value at May 8, 2014 included the remaining time to maturity of approximately four years and ten months, volatility of 60 percent, and the risk-free interest rate of 1.63 percent. The fair value of the embedded conversion derivative was $5,700,000 and $3,430,000 at November 30, 2013 and May 8, 2014, respectively. The decrease in the fair value of the embedded conversion derivative from November 30, 2013 to May 8, 2014 resulted in a gain of $2,270,000, which has been recorded as other income. The primary reason for the decrease in fair value was due to the change in our stock price as compared to the conversion price.

        The following table (in thousands) is a summary of the recorded value of the convertible note as of November 30, 2014. The value of the convertible note reflects the present value of the contractual cash flows from the convertible notes and resulted in an original issue discount of $10,490,000 including the additional original discount attributed to the embedded conversion derivative of $5,496,000, that were recorded on September 30, 2013, the issuance date.

Convertible notes—Face value	$32,445
Less: Original issue discount	(4,994)
Less: Debt discount related to the embedded derivative liability	(5,496)

Convertible notes recorded value on issue date	21,955
Accretion of debt discounts for 14 months ended November 30, 2014	1,903
PIK Interest paid October 1, 2013 - November 30, 2014	875

Convertible notes value	24,733
Plus: Embedded derivative liability—fair market value	—

Debt as of November 30, 2014	$24,733

        The following table (in thousands) is a summary of our total interest expense as follows:

	Year ended
	November 30, 2014	November 30, 2013	November 30, 2012
Contractual coupon interest	$11,523	$2,195	$376
Amortization of discount and deferred financing costs	2,304	367	—

Total interest expense	$13,827	$2,562	$376

Promissory Notes

        In connection with the acquisition, we issued approximately $1,235,000 in aggregate principal amount of promissory notes bearing no interest that were paid on April 1, 2014 to certain option holders of Hudson.

Revolving Credit Agreement

        The Revolving Credit Agreement with CIT provided us with a revolving credit facility up to $50,000,000 comprised of a revolving A-1 commitment of up to $1,000,000 and a revolving A commitment of up to $50,000,000 minus the revolving A-1 commitment. Our actual maximum credit availability under the revolving facility varied from time to time and was determined by calculating a borrowing base, which was based on the value of the eligible accounts receivable and eligible inventory minus reserves imposed by CIT. The revolving facility also provided for swingline loans, up to $5,000,000 sublimit, and letters of credit, up to $1,000,000 sublimit. Proceeds from advances under the revolving facility could be used for working capital needs and general corporate purposes and were initially used to pay a portion of the consideration for the acquisition of Hudson and fees and expenses associated with the acquisition of Hudson. As of November 30, 2014, $31,338,000 was outstanding under our revolving credit facility and cash availability of approximately $12,000,000.

        The Revolving Credit Agreement was guaranteed by us and all of our subsidiaries, and secured by liens on substantially all assets owned by us, including a first-priority lien on certain property, including principally trade accounts, inventory, certain related assets and proceeds of the foregoing, subject to permitted liens and exceptions, and a second-priority lien on all other assets, including intellectual property owned by us, which secured the term loan facility on a first-priority basis.

        All unpaid loans under the Revolving Credit Agreement were to mature on September 30, 2018.

        As of November 30, 2014, we were not in compliance with certain covenants under the Revolving Credit Agreement as a result of an event of default under the Term Loan Credit Agreement.

        In connection with the Asset Sale, a portion of our indebtedness under the Revolving Credit Agreement was repaid, and on September 11, 2015, we entered into the Amended and Restated Revolving Credit Agreement. Among other things, the Amended and Restated Revolving Credit Agreement (i) amended and restated the Revolving Credit Agreement as it had been amended from time to time and (ii) waived the "Existing Defaults" and "Forbearance Defaults" (each as defined under the CIT Forbearance Agreement) and certain other defaults. See "Note 2—Subsequent Events" for a discussion of forbearance agreements and Amended and Restated Revolving Credit Agreement.

Term Loan Credit Agreement

        The Term Loan Credit Agreement with Garrison provided for term loans of up to $60,000,000 and was fully funded to us as of September 30, 2013.

        Amounts outstanding under the Term Loan Credit Agreement were guaranteed by us and all of our subsidiaries and were secured by liens on substantially all assets owned by us, including a first-priority lien on intellectual property owned by us and a second-priority lien on the revolving credit priority collateral. The term loan was to mature on September 30, 2018. As of November 30, 2014, we were not in compliance with certain financial and maintenance covenants under the term loan credit agreement.

        A portion of the proceeds from the Asset Sale were used to repay all of our indebtedness outstanding under the Term Loan Credit Agreement. For a discussion of the forbearance agreements and the repayment of the Term Loan Credit Agreement in connection with the Asset Sale, see "Note 2—Subsequent Events."